Summary of Significant Accounting Policies (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Summary of Significant Accounting Policies (Textual)
Accumulated deficit	$ (9,451,218)	$ (5,674,925)
Net loss	$ (3,776,293)	$ 21,344,498
Outstanding stock options were excluded	2,400,000	2,400,000